Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 100,159	€ 94,071
Other provisions	16,766	15,992
Non-current provisions	116,925	110,063
Current provisions (b)
Trade provisions	39,695	39,693
Other provisions	8,111	16,646
Current provisions	€ 47,806	€ 56,339